CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues - related party	$ 2,714	$ 1,746	$ 9,295	$ 19,932
Direct costs of revenue	5,380		5,446	8,509
Gross margin (loss)	(2,666)	1,746	3,849	11,423
Operating expenses:
General and administrative	279,884	106,990	614,796	477,021
Total costs and expenses	279,884	106,990	614,796	477,021
Operating loss	(282,550)	(105,244)	(610,947)	(465,598)
Other income (expense), net
Change in fair value of derivative liability		(6,519,216)	3,156,582	(6,413,154)
Other income			1,172,781
Loss on the extinguishment of debt		(190,900)	(80,227)	(263,609)
Financing costs	(82,611)	(58,872)	(288,146)	(230,292)
Other income (expense), net	(82,611)	(6,768,988)	3,960,990	(6,907,055)
Net income (loss)	$ (365,161)	$ (6,874,231)	$ 3,350,043	$ (7,372,653)
Net loss per common share - basic and diluted	$ (0.00)	$ (0.01)	$ 0.00	$ (0.01)
Weighted average common shares outstanding:
Basic and diluted	1,341,926,621	1,150,881,152	1,266,155,076	1,070,105,622